Reclassifications Out of Accumulated Other Comprehensive Loss (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Additional interest expense	$ 81,677	$ 76,287	$ 66,057
Tax effect	181,584	124,863	94,847
Earnings from Continuing Operations	(7,511)	(11,195)	(1,305)
Pension and Postretirement Benefit Plans
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Earnings from Continuing Operations	(6,685)	(10,424)	(587)
Unamortized Value of Terminated Forward Starting Interest Rate Swap
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Earnings from Continuing Operations	(826)	(771)	(718)
Reclassification out of Accumulated Other Comprehensive Income | Pension and Postretirement Benefit Plans
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Special plan termination benefits	764	2,085
Settlement charge	115
Prior service credit	(1,609)	(1,880)	(2,810)
Actuarial loss	11,575	16,850	3,779
Tax effect	(4,160)	(6,631)	(382)
Earnings from Continuing Operations	6,685	10,424	587
Reclassification out of Accumulated Other Comprehensive Income | Pension and Postretirement Benefit Plans | Cost of sale; Selling, General & Administrative Expenses
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total reclassifications out of accumulated other comprehensive loss before taxes	10,845	17,055	969
Reclassification out of Accumulated Other Comprehensive Income | Unamortized Value of Terminated Forward Starting Interest Rate Swap
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Additional interest expense	1,367	1,280	1,188
Tax effect	(541)	(509)	(470)
Earnings from Continuing Operations	$ 826	$ 771	$ 718